Average Annual Total Returns		12 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.59%	15.59%	[1]
Performance Inception Date	Dec. 31, 2024
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.55%	15.55%	[1]
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.23%	9.23%	[1]
Indexperts Gorilla Aggressive Growth ETF | S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	[1]
Indexperts Gorilla Aggressive Growth ETF | S&P 500 Pure Growth Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		13.75%	13.75%	[1]
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.03%	8.03%	[2]
Performance Inception Date	Dec. 31, 2024
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	7.65%	[2]
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	4.75%	[2]
Indexperts Quality Earnings Focused ETF | S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	[2]
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	6.30%	[3]
Performance Inception Date	Dec. 31, 2024
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.38%	4.38%	[3]
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	3.70%	[3]
Indexperts Yield Focused Fixed Income ETF | Bloomberg US Aggregate Bond Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	7.30%	[3]
Indexperts Yield Focused Fixed Income ETF | Bloomberg Baa US Corporate Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	7.93%	[3]

[1]	The Fund commenced operations on December 31, 2024.
[2]	The Fund commenced operations on December 31, 2024.
[3]	The Fund commenced operations on December 31, 2024.